Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
May 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 11.0%
2,365	Activision Blizzard, Inc.	$229,996
703	Altice USA, Inc. - Class A (a)	25,350
21,964	AT&T, Inc.	646,401
17	Cable One, Inc.	30,865
387	Charter Communications, Inc. - Class A (a)(b)	268,783
13,997	Comcast Corporation - Class A	802,587
8,708	Discovery, Inc. - Class C (a)	261,675
882	Electronic Arts, Inc.	126,064
5,296	Facebook, Inc. - Class A (a)	1,740,954
4,216	Fox Corporation - Class A (b)	157,468
1,195	Interpublic Group of Companies, Inc.	40,260
485	Liberty Broadband Corporation - Class C (a)	80,651
1,095	Liberty Global plc - Class C (a)	29,806
609	Liberty Media Corporation - Liberty Formula One - Class C (a)	27,192
443	Live Nation Entertainment, Inc. (a)(b)	39,919
37,157	Lumen Technologies, Inc. (b)	514,253
1,512	Match Group, Inc. (a)	216,791
1,397	Netflix, Inc. (a)	702,426
1,198	News Corporation - Class A (b)	32,334
656	Omnicom Group, Inc.	53,949
1,628	Pinterest, Inc. - Class A (a)(b)	106,308
4,561	Roku, Inc. (a)	1,581,344
28,073	Snap, Inc. - Class A (a)	1,743,895
4,430	Spotify Technology SA (a)	1,070,155
369	Take-Two Interactive Software, Inc. (a)	68,472
2,394	Twitter, Inc. (a)	138,852
12,299	Verizon Communications, Inc.	694,770
2,540	ViacomCBS, Inc. - Class B	107,747
5,591	Walt Disney Company (a)	998,832
475	Zillow Group, Inc. - Class C (a)(b)	55,727
5,007	Zynga, Inc. - Class A (a)	54,276
		12,648,102
	Consumer Discretionary - 14.5%
201	Advance Auto Parts, Inc.	38,136
476	Amazon.com, Inc. (a)	1,534,181
274	Aptiv plc (a)	41,214
14,479	Aramark	540,791
269	Autoliv, Inc.	28,522
109	AutoZone, Inc. (a)	153,319
126	Booking Holdings, Inc. (a)	297,555
733	BorgWarner, Inc.	37,596
184	Bright Horizons Family Solutions, Inc. (a)	25,434
203	Burlington Stores, Inc. (a)(b)	65,644
499	CarMax, Inc. (a)(b)	57,480
21,579	Carnival Corporation (a)(b)	637,875
238	Carvana Company (a)(b)	63,091
8,424	Chegg, Inc. (a)(b)	647,890
642	Chipotle Mexican Grill, Inc. (a)(b)	880,811
1,045	D.R. Horton, Inc.	99,578
400	Darden Restaurants, Inc.	57,292
85	Deckers Outdoor Corporation (a)	28,512
754	Dollar General Corporation	153,032
8,069	Dollar Tree, Inc. (a)	786,727
2,376	Domino’s Pizza, Inc. (b)	1,014,243
1,286	DraftKings, Inc. - Class A (a)(b)	64,236
2,019	eBay, Inc.	122,917

2,046	Etsy, Inc. (a)	337,038
423	Expedia Group, Inc. (a)	74,850
4,275	Farfetch, Ltd. - Class A (a)	198,061
12,018	Ford Motor Company (a)	174,622
279	Garmin, Ltd.	39,685
3,999	General Motors Company (a)	237,180
742	Gentex Corporation	26,341
442	Genuine Parts Company	57,955
394	Hasbro, Inc.	37,812
840	Hilton Worldwide Holdings, Inc. (a)	105,227
3,878	L Brands, Inc.	270,956
1,129	Las Vegas Sands Corporation (a)	65,200
107	Lear Corporation	20,690
833	Lennar Corporation - Class A	82,475
78	Lithia Motors, Inc. - Class A (b)	27,455
800	LKQ Corporation (a)	40,768
280	Lululemon Athletica, Inc. (a)	90,476
2,319	Marriott International, Inc. - Class A (a)	332,962
2,296	McDonald’s Corporation	537,011
147	MercadoLibre, Inc. (a)	199,724
1,236	MGM Resorts International	52,987
176	Mohawk Industries, Inc. (a)	37,080
1,754	NIKE, Inc. - Class B	239,352
5,752	Norwegian Cruise Line Holdings, Ltd. (a)(b)	183,489
12	NVR, Inc. (a)	58,647
213	O’Reilly Automotive, Inc. (a)	113,981
15,336	Peloton Interactive, Inc. - Class A (a)	1,691,714
467	Penn National Gaming, Inc. (a)(b)	38,280
120	Pool Corporation	52,386
791	PulteGroup, Inc.	45,712
1,076	Ross Stores, Inc.	135,996
7,255	Royal Caribbean Cruises, Ltd. (a)(b)	676,674
507	Service Corporation International	26,881
852	Tapestry, Inc. (a)	38,246
1,911	Target Corporation	433,644
3,428	TJX Companies, Inc.	231,527
356	Tractor Supply Company	64,685
730	Ulta Beauty, Inc. (a)	252,113
995	V.F. Corporation	79,321
123	Vail Resorts, Inc. (b)	40,206
227	Wayfair, Inc. - Class A (a)(b)	69,585
193	Whirlpool Corporation (b)	45,758
233	Williams-Sonoma, Inc.	39,503
323	Wynn Resorts, Ltd. (a)	42,594
21,617	Yum China Holdings, Inc.	1,462,175
923	Yum! Brands, Inc.	110,732
		16,595,832
	Consumer Staples - 13.9%
569	Boston Beer Company, Inc. - Class A (a)(b)	602,093
930	Brown-Forman Corporation - Class B (b)	74,735
415	Bunge, Ltd.	36,030
12,444	Campbell Soup Company (b)	605,649
5,759	Church & Dwight Company, Inc.	493,719
7,730	Clorox Company (b)	1,366,123
11,931	Coca-Cola Company	659,665
2,608	Colgate-Palmolive Company	218,498
29,336	Conagra Brands, Inc. (b)	1,117,702
488	Constellation Brands, Inc. - Class A	116,983
1,361	Costco Wholesale Corporation	514,825
658	Estee Lauder Companies, Inc. - Class A	201,690
21,883	General Mills, Inc. (b)	1,375,565
450	Hershey Company (b)	77,873

7,896	Hormel Foods Corporation (b)	383,272
6,451	J.M. Smucker Company (b)	859,854
15,916	Kellogg Company (b)	1,042,339
7,184	Keurig Dr Pepper, Inc.	265,521
1,039	Kimberly-Clark Corporation	135,725
21,965	Kraft Heinz Company (b)	957,454
44,460	Kroger Company (b)	1,644,131
2,324	Lamb Weston Holdings, Inc.	191,707
758	McCormick & Company, Inc.	67,507
1,252	Molson Coors Beverage Company - Class B (a)(b)	73,017
4,315	Mondelez International, Inc. - Class A	274,132
586	Monster Beverage Corporation (a)	55,242
4,245	PepsiCo, Inc.	628,005
7,557	Procter & Gamble Company	1,019,061
1,507	Sysco Corporation	122,067
5,823	Tyson Foods, Inc. - Class A	462,929
4,624	Walgreens Boots Alliance, Inc.	243,500
		15,886,613
	Energy - 2.3%
2,242	Baker Hughes Company	54,705
24,108	Cabot Oil & Gas Corporation (b)	395,371
716	Cheniere Energy, Inc. (a)	60,788
1,421	Chevron Corporation	147,486
4,173	ConocoPhillips	232,603
2,054	Devon Energy Corporation	54,554
9,682	Diamondback Energy, Inc.	775,238
1,794	EOG Resources, Inc.	144,130
840	Hess Corporation	70,409
5,988	Kinder Morgan, Inc.	109,820
5,158	Occidental Petroleum Corporation	133,902
1,362	ONEOK, Inc.	71,832
659	Pioneer Natural Resources Company	100,293
4,301	Schlumberger, Ltd.	134,750
1,254	Valero Energy Corporation	100,822
3,733	Williams Companies, Inc.	98,327
		2,685,030
	Financials - 6.1%
1,948	Aflac, Inc.	110,413
2,282	AGNC Investment Corporation	42,308
43	Alleghany Corporation (a)	30,813
909	Allstate Corporation	124,178
1,146	Ally Financial, Inc.	62,698
497	American Express Company	79,585
1,421	American International Group, Inc.	75,086
58,570	Annaly Capital Management, Inc.	542,944
680	Aon plc - Class A (b)	172,292
591	Arthur J. Gallagher & Company	86,647
1,273	Bank of America Corporation	53,962
2,479	Bank of New York Mellon Corporation	129,106
1,239	Berkshire Hathaway, Inc. - Class B (a)	358,616
271	Capital One Financial Corporation	43,571
2,987	Cboe Global Markets, Inc. (b)	332,453
4,634	Charles Schwab Corporation	342,221
1,202	Chubb, Ltd.	204,327
480	Cincinnati Financial Corporation	58,421
1,303	Citizens Financial Group, Inc.	65,020
1,092	CME Group, Inc.	238,886
424	Comerica, Inc.	33,280
328	Commerce Bancshares, Inc./MO	25,545
1,138	Credicorp, Ltd. (a)	156,441
433	East West Bancorp, Inc.	32,380
121	Everest Re Group, Ltd.	31,455

859	Fidelity National Financial, Inc.	40,364
531	First Republic Bank/CA	101,655
1,098	Hartford Financial Services Group, Inc.	71,754
3,094	Huntington Bancshares, Inc.	49,071
1,498	Intercontinental Exchange, Inc.	169,094
1,208	JPMorgan Chase & Company	198,402
2,872	KeyCorporation	66,171
720	M&T Bank Corporation	115,697
1,224	MarketAxess Holdings, Inc.	571,045
1,550	Marsh & McLennan Companies, Inc.	214,442
613	Northern Trust Corporation	74,289
194	PNC Financial Services Group, Inc.	37,768
1,799	Progressive Corporation	178,245
381	Raymond James Financial, Inc.	50,517
2,949	Regions Financial Corporation	69,036
208	Reinsurance Group of America, Inc.	26,214
155	RenaissanceRe Holdings, Ltd.	23,889
172	Signature Bank	42,957
1,025	State Street Corporation	89,155
773	Travelers Companies, Inc.	123,448
4,077	Truist Financial Corporation	251,877
4,172	U.S. Bancorp	253,573
380	Voya Financial, Inc. (b)	24,898
417	W.R. Berkley Corporation	32,522
12,550	Wells Fargo & Company	586,335
394	Willis Towers Watson plc	102,976
		6,998,042
	Health Care - 22.4%
3,573	10X Genomics, Inc. - Class A (a)(b)	643,139
3,278	Abbott Laboratories	382,379
5,357	AbbVie, Inc.	606,412
2,725	ABIOMED, Inc. (a)	775,481
224	Align Technology, Inc. (a)	132,194
5,988	Alnylam Pharmaceuticals, Inc. (a)	850,236
98	Amedisys, Inc. (a)	25,320
454	AmerisourceBergen Corporation	52,092
1,777	Amgen, Inc.	422,819
754	Anthem, Inc.	300,258
1,532	Avantor, Inc. (a)	49,254
1,554	Baxter International, Inc.	127,614
893	Becton Dickinson and Company	216,008
5,956	Biogen, Inc. (a)	1,593,111
2,896	BioMarin Pharmaceutical, Inc. (a)	223,861
65	Bio-Rad Laboratories, Inc. - Class A (a)	39,154
119	Bio-Techne Corporation (b)	49,246
2,481	Boston Scientific Corporation (a)	105,567
6,797	Bristol-Myers Squibb Company	446,699
901	Cardinal Health, Inc.	50,519
1,752	Centene Corporation (a)	128,947
943	Cerner Corporation	73,790
1,081	Cigna Corporation	279,817
151	Cooper Companies, Inc.	59,411
4,031	CVS Health Corporation	348,440
1,272	Danaher Corporation	325,810
670	DENTSPLY SIRONA, Inc.	44,836
2,619	DexCom, Inc. (a)(b)	967,432
1,910	Edwards Lifesciences Corporation (a)	183,169
1,450	Elanco Animal Health, Inc. (a)	52,171
2,910	Eli Lilly & Company	581,243
299	Encompass Health Corporation	25,651
2,573	Exact Sciences Corporation (a)(b)	284,394
14,604	Gilead Sciences, Inc.	965,470

1,065	Guardant Health, Inc. (a)	132,188
820	HCA Healthcare, Inc.	176,128
433	Henry Schein, Inc. (a)	32,925
785	Hologic, Inc. (a)(b)	49,502
2,316	Horizon Therapeutics plc (a)	212,285
397	Humana, Inc.	173,767
161	ICON plc (a)(b)	36,025
261	IDEXX Laboratories, Inc. (a)	145,667
448	Illumina, Inc. (a)	181,727
571	Incyte Corporation (a)	47,838
2,989	Insulet Corporation (a)	806,044
570	Invitae Corporation (a)(b)	16,405
169	Jazz Pharmaceuticals plc (a)	30,104
8,097	Johnson & Johnson	1,370,417
158	Masimo Corporation (a)(b)	34,065
490	McKesson Corporation	94,271
4,148	Medtronic plc	525,095
7,708	Merck & Company, Inc.	584,960
71	Mettler-Toledo International, Inc. (a)	92,367
138	Mirati Therapeutics, Inc. (a)	21,825
12,197	Moderna, Inc. (a)	2,256,567
177	Molina Healthcare, Inc. (a)	44,491
245	Natera, Inc. (a)(b)	23,064
2,901	Neurocrine Biosciences, Inc. (a)(b)	279,134
3,887	Novavax, Inc. (a)(b)	573,799
272	Novocure, Ltd. (a)(b)	55,488
517	Penumbra, Inc. (a)(b)	128,790
342	PerkinElmer, Inc. (b)	49,614
17,181	Pfizer, Inc.	665,420
409	Quest Diagnostics, Inc.	53,853
1,039	Regeneron Pharmaceuticals, Inc. (a)	522,025
157	Repligen Corporation (a)	28,670
444	ResMed, Inc.	91,397
2,958	Seagen, Inc. (a)	459,525
262	STERIS plc	50,005
8,205	Teladoc Health, Inc. (a)(b)	1,235,508
144	Teleflex, Inc.	57,915
1,211	Thermo Fisher Scientific, Inc.	568,565
2,857	UnitedHealth Group, Inc.	1,176,855
231	Universal Health Services, Inc. - Class B	36,875
417	Veeva Systems, Inc. - Class A (a)	121,489
799	Vertex Pharmaceuticals, Inc. (a)	166,695
36,544	Viatris, Inc.	556,931
190	Waters Corporation (a)	61,228
227	West Pharmaceutical Services, Inc.	78,885
639	Zimmer Biomet Holdings, Inc.	107,563
175	Zoetis, Inc.	30,919
		25,656,819
	Industrials - 5.4%
1,778	3M Company	361,005
279	Allegion plc	39,194
9,289	American Airlines Group, Inc. (a)	225,165
414	A.O. Smith Corporation	29,423
193	Axon Enterprise, Inc. (a)	27,134
1,369	C.H. Robinson Worldwide, Inc. (b)	132,820
163	Carlisle Companies, Inc.	31,348
1,678	Caterpillar, Inc.	404,531
2,842	Clarivate plc (a)	85,374
557	Copart, Inc. (a)	71,859
120	CoStar Group, Inc. (a)	102,480
448	Cummins, Inc.	115,261
337	Deere & Company	121,691

1,959	Delta Air Lines, Inc. (a)	93,405
1,836	Emerson Electric Company	175,687
374	Equifax, Inc.	87,905
519	Expeditors International of Washington, Inc.	65,233
1,764	Fastenal Company	93,563
754	FedEx Corporation	237,367
190	Generac Holdings, Inc. (a)	62,457
26,855	General Electric Company	377,582
225	HEICO Corporation - Class A	29,804
1,199	Howmet Aerospace, Inc. (a)	42,541
413	IAA, Inc. (a)(b)	23,529
233	IDEX Corporation	51,880
1,143	Ingersoll-Rand, Inc. (a)	56,739
259	JB Hunt Transport Services, Inc.	44,429
2,213	Johnson Controls International plc	147,253
279	Kansas City Southern	83,053
106	Lennox International, Inc. (b)	37,093
774	Lyft, Inc. - Class A (a)	44,188
788	Masco Corporation	47,524
324	Old Dominion Freight Line, Inc.	86,006
1,049	PACCAR, Inc.	96,046
406	Pentair plc	28,002
11,548	Plug Power, Inc. (a)(b)	354,524
423	Quanta Services, Inc.	40,333
501	Republic Services, Inc.	54,699
357	Rockwell Automation, Inc.	94,148
688	Rollins, Inc.	23,454
109	Roper Technologies, Inc.	49,051
480	Sensata Technologies Holding plc (a)	28,526
165	Snap-on, Inc.	42,012
1,812	Southwest Airlines Company (a)	111,366
604	Sunrun, Inc. (a)(b)	27,011
113	Teledyne Technologies, Inc. (a)	47,399
329	Toro Company	36,549
731	Trane Technologies plc	136,258
3,862	Uber Technologies, Inc. (a)	196,305
959	United Airlines Holdings, Inc. (a)	55,958
2,217	United Parcel Service, Inc. - Class B	475,767
135	W.W. Grainger, Inc.	62,392
1,302	Waste Management, Inc.	183,165
1,069	Watsco, Inc. (b)	311,506
546	Westinghouse Air Brake Technologies Corporation	45,187
552	Xylem, Inc.	65,202
		6,199,383
	Information Technology - 12.8%
3,670	Advanced Micro Devices, Inc. (a)	293,894
847	Akamai Technologies, Inc. (a)(b)	96,736
404	Amdocs, Ltd.	31,552
7,530	Apple, Inc.	938,313
173	Arista Networks, Inc. (a)	58,713
208	Aspen Technology, Inc. (a)	28,386
1,451	Atlassian Corporation plc - Class A (a)	338,489
252	Avalara, Inc. (a)	33,307
869	Bill.com Holdings, Inc. (a)(b)	129,411
468	Black Knight, Inc. (a)	34,347
354	Broadridge Financial Solutions, Inc.	56,456
318	Check Point Software Technologies, Ltd. (a)	37,200
471	Ciena Corporation (a)(b)	24,902
2,150	Cisco Systems, Inc.	113,735
3,121	Citrix Systems, Inc.	358,790
9,001	Cloudflare, Inc. - Class A (a)(b)	738,622
221	Coupa Software, Inc. (a)(b)	52,642

2,334	Crowdstrike Holdings, Inc. - Class A (a)	518,498
2,262	Datadog, Inc. - Class A (a)(b)	205,955
754	Dell Technologies, Inc. - Class C (a)	74,375
6,850	DocuSign, Inc. (a)	1,381,097
603	Dynatrace, Inc. (a)	31,199
3,274	Enphase Energy, Inc. (a)	468,346
189	F5 Networks, Inc. (a)	35,046
1,357	First Solar, Inc. (a)(b)	103,281
200	Five9, Inc. (a)	35,420
252	FleetCor Technologies, Inc. (a)	69,159
427	Fortinet, Inc. (a)	93,317
266	Gartner, Inc. (a)	61,669
343	GoDaddy, Inc. - Class A (a)	27,769
258	Guidewire Software, Inc. (a)	25,217
3,999	Hewlett Packard Enterprise Company	63,824
3,833	HP, Inc.	112,039
3,184	Intel Corporation	181,870
2,750	International Business Machines Corporation	395,285
233	Jack Henry & Associates, Inc.	35,917
998	Juniper Networks, Inc. (b)	26,277
569	Keysight Technologies, Inc. (a)	81,014
172	MongoDB, Inc. (a)(b)	50,214
685	NetApp, Inc.	52,998
34,179	NortonLifeLock, Inc.	945,391
869	Nuance Communications, Inc. (a)	45,970
370	Okta, Inc. (a)	82,303
5,545	Oracle Corporation	436,613
291	Palo Alto Networks, Inc. (a)	105,706
3,497	QUALCOMM, Inc.	470,486
2,553	RingCentral, Inc. - Class A (a)	670,086
712	salesforce.com, Inc. (a)	169,527
639	Seagate Technology Holdings plc	61,184
154	SolarEdge Technologies, Inc. (a)(b)	39,734
496	Splunk, Inc. (a)	60,115
25	Trade Desk, Inc. - Class A (a)(b)	14,704
221	Trimble, Inc. (a)	17,192
3,246	Twilio, Inc. - Class A (a)(b)	1,090,656
124	Tyler Technologies, Inc. (a)	49,992
246	VMware, Inc. - Class A (a)(b)	38,841
918	Western Digital Corporation (a)	69,061
1,256	Western Union Company	30,734
167	Wix.com, Ltd. (a)(b)	43,397
546	Workday, Inc. - Class A (a)	124,881
754	Xilinx, Inc.	95,758
4,776	Zoom Video Communications, Inc. - Class A (a)	1,583,387
4,635	Zscaler, Inc. (a)	900,117
		14,641,116
	Materials - 3.2%
91	Air Products and Chemicals, Inc.	27,269
358	Albemarle Corporation	59,815
199	AptarGroup, Inc.	29,315
255	Avery Dennison Corporation	56,235
1,003	Ball Corporation	82,407
2,288	Corteva, Inc.	104,104
1,654	DuPont de Nemours, Inc.	139,912
311	Ecolab, Inc.	66,890
765	International Flavors & Fragrances, Inc.	108,378
1,207	International Paper Company	76,162
756	Linde plc	227,253
191	Martin Marietta Materials, Inc.	69,457
1,060	Mosaic Company	38,308
28,417	Newmont Corporation	2,088,082

288	Packaging Corporation of America	42,811
729	PPG Industries, Inc.	131,016
162	Scotts Miracle-Gro Company	35,214
705	Sherwin-Williams Company	199,888
407	Vulcan Materials Company	74,611
620	Westrock Company	36,158
		3,693,285
	Real Estate - 5.2%
137	Alexandria Real Estate Equities, Inc.	24,422
1,365	American Tower Corporation	348,703
428	AvalonBay Communities, Inc.	88,570
439	Boston Properties, Inc.	51,609
296	Camden Property Trust	37,112
991	CBRE Group, Inc. - Class A (a)(b)	86,990
1,323	Crown Castle International Corporation	250,709
861	Digital Realty Trust, Inc.	130,493
274	Equinix, Inc.	201,861
513	Equity LifeStyle Properties, Inc.	36,351
1,131	Equity Residential	87,596
200	Essex Property Trust, Inc.	59,058
7,918	Extra Space Storage, Inc.	1,186,195
2,908	Federal Realty Investment Trust	332,501
1,656	Healthpeak Properties, Inc.	55,277
14,333	Host Hotels & Resorts, Inc. (a)	246,098
1,255	Iron Mountain, Inc. (b)	54,643
350	Mid-America Apartment Communities, Inc.	56,245
535	National Retail Properties, Inc.	24,797
828	Omega Healthcare Investors, Inc.	30,321
2,933	Public Storage	828,513
1,148	Realty Income Corporation (b)	78,523
6,806	Regency Centers Corporation	439,668
333	SBA Communications Corporation	99,274
4,356	Simon Property Group, Inc. (b)	559,702
325	Sun Communities, Inc.	54,412
906	UDR, Inc.	43,153
1,148	Ventas, Inc.	63,657
701	VEREIT, Inc.	33,347
945	VICI Properties, Inc. (b)	29,418
3,617	Vornado Realty Trust	171,012
1,283	Welltower, Inc.	95,930
533	W.P. Carey, Inc.	40,215
		5,926,375
	Utilities - 2.9%
557	American Water Works Company, Inc.	86,346
392	Atmos Energy Corporation	38,875
885	CMS Energy Corporation	55,525
14,470	Consolidated Edison, Inc.	1,117,662
2,477	Dominion Energy, Inc.	188,598
1,168	Edison International	65,256
754	Essential Utilities, Inc. (b)	36,041
1,153	Eversource Energy	93,612
6,026	NextEra Energy, Inc.	441,224
1,202	NiSource, Inc.	30,651
92,804	PG&E Corporation (a)	941,033
1,556	Public Service Enterprise Group, Inc. (b)	96,659
887	Sempra Energy	120,180
638	UGI Corporation	29,380
		3,341,042
	TOTAL COMMON STOCKS (Cost $86,598,581)	114,271,639

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
202,448	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	202,448
	TOTAL SHORT-TERM INVESTMENTS (Cost $202,448)	202,448
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.5%
	Private Funds - 19.5%
22,299,596	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	22,299,596
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,299,596)	22,299,596

	Total Investments (Cost $109,100,625) - 119.4%	136,773,683
	Liabilities in Excess of Other Assets - (19.4)%	(22,192,559)
	TOTAL NET ASSETS - 100.0%	$114,581,124

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan is $21,865,285.
	(c) Rate shown is the annualized seven-day yield as of May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Nationwide Maximum Diversification U.S. Core Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$114,271,639	$-	$-	$114,271,639
Short-Term Investments	202,448	-	-	202,448
Investments Purchased with Proceeds from Securities Lending	-	22,299,596	-	22,299,596
Total Investments in Securities	$114,474,087	$22,299,596	$-	$136,773,683

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.